Income taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary of Income Tax [Line Items]
Income (loss) before income taxes	$ (18,178)	$ 4,875
Statutory tax rate	26.00%	25.80%
Income tax expense (recovery) at Canadian statutory income tax rates	(4,726)	1,229
Change in valuation allowance	1,524	405
Permanent and other differences	369	(185)
Tax rate differences	1,445	(1,347)
Foreign exchange adjustments and other differences	1,437	0
Income tax expense	$ 49	$ 102